ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Other Operating Income
Included in other operating income were the following:

	Years Ended December 31,
	2015	2014	2013
	($ in millions)
(Losses) gains on disposition of property, plant and equipment, net	$(0.6)	$0.2	$(1.1)
Gains on dispositions of former manufacturing facilities	—	—	1.5
Gains on insurance recoveries	46.0	—	—
Gain on resolution of a contract matter	—	1.0	—
Other	0.3	0.3	0.3
Other operating income	$45.7	$1.5	$0.7

Asset retirement obligation activity
The activity of our asset retirement obligation was as follows:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$54.4	$60.8
Accretion	3.6	3.5
Spending	(8.2)	(11.2)
Currency translation adjustments	(1.1)	(0.7)
Acquisition activity	1.7	—
Adjustments	3.1	2.0
Ending balance	$53.5	$54.4

Other Assets
Included in other assets were the following:

	December 31,
	2015	2014
	($ in millions)
Investments in non-consolidated affiliates	$25.0	$23.3
Deferred debt issuance costs	3.3	1.4
Bleach joint venture receivable	—	7.8
Income tax receivable	1.5	6.6
Interest rate swaps	—	3.5
Supply contracts	406.5	—
Other	18.3	16.4
Other assets	$454.6	$59.0

Schedule of assumptions for the Black-Scholes option pricing model
The fair value of each stock option granted, which typically vests ratably over three years, but not less than one year, was estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Grant date	2016	2015
Dividend yield	6.09%	2.92%
Risk-free interest rate	1.35%	1.69%
Expected volatility	32%	34%
Expected life (years)	6.0	6.0
Weighted average grant fair value (per option)	$1.90	$6.80
Weighted average exercise price	$13.14	$27.40
Shares granted	1,670,400	776,750

The fair value of each option granted, which typically vests ratably over three years, but not less than one year, was estimated on the date of grant, using the Black-Scholes option-pricing model with the following assumptions:

	2015	2014	2013
Dividend yield	2.92%	3.13%	3.44%
Risk-free interest rate	1.69%	2.13%	1.35%
Expected volatility	34%	42%	43%
Expected life (years)	6.0	7.0	7.0
Weighted-average grant fair value (per option)	$6.80	$8.34	$7.05
Weighted-average exercise price	$27.40	$25.69	$23.28
Shares granted	776,750	624,200	621,000